Investments - Principal Information on the Subsidiaries and Jointly-Controlled Entities (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Share capital	R$ 6,294	R$ 6,294	R$ 6,294
Equity	R$ 14,330	R$ 12,934	R$ 12,988	R$ 11,285
Subsidiaries and jointly-controlled entities [member] | Cemig Geracaoe Transmissao S A [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Geração e Transmissão
Number of shares	2,896,785,358
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 1,838	R$ 1,838	R$ 1,838
Equity	R$ 4,794	R$ 4,583	R$ 4,684
Subsidiaries and jointly-controlled entities [member] | Hidreletrica Cachoeirao SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Hidrelétrica Cachoeirão
Number of shares	35,000,000
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 35	R$ 35	R$ 35
Equity	R$ 118	R$ 103	R$ 83
Subsidiaries and jointly-controlled entities [member] | Guanhaes Energia SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Guanhães Energia
Number of shares	330,536,000
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 331	R$ 186	R$ 138
Equity	R$ 51		R$ 38
Subsidiaries and jointly-controlled entities [member] | Hidreletrica Pipoca [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Hidrelétrica Pipoca
Number of shares	41,360,000
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 41	R$ 41	R$ 41
Equity	R$ 53	R$ 65	R$ 54
Subsidiaries and jointly-controlled entities [member] | Retiro Baixo Energtica SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Retiro Baixo
Number of shares	222,850,000
Cemig interest %	49.90%	49.90%	49.90%
Share capital	R$ 223	R$ 223	R$ 223
Equity	R$ 258	R$ 264	R$ 296
Subsidiaries and jointly-controlled entities [member] | Alianca Norte Energia Participacoes S A [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Aliança Norte (Belo Monte Plant)
Number of shares	3,622,440,125
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 1,119	R$ 1,014	R$ 647
Equity	R$ 1,066	R$ 1,077	R$ 723
Subsidiaries and jointly-controlled entities [member] | Madeira Energia SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Madeira Energia (Santo Antônio Plant)
Number of shares	9,730,201,137
Cemig interest %	18.13%	18.13%	18.05%
Share capital	R$ 9,547	R$ 10,152	R$ 9,762
Equity	R$ 5,327	R$ 6,419	R$ 7,642
Subsidiaries and jointly-controlled entities [member] | Lightger SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Lightger
Number of shares	79,078,937
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 79	R$ 79	R$ 79
Equity	R$ 83	R$ 85	R$ 76
Subsidiaries and jointly-controlled entities [member] | Baguari Energia SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Baguari Energia S.A.
Number of shares	26,157,300,278
Cemig interest %	69.39%	69.39%	69.39%
Share capital	R$ 187	R$ 187	R$ 262
Equity	R$ 214	R$ 248	R$ 270
Subsidiaries and jointly-controlled entities [member] | Renova Energia SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Renova
Number of shares	417,197,244
Cemig interest %	36.23%	34.15%	27.37%
Share capital	R$ 2,919	R$ 2,856	R$ 2,526
Equity	R$ 780	R$ 1,956	R$ 5,581
Subsidiaries and jointly-controlled entities [member] | Alianca Geracao de Energia [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Aliança Geração
Number of shares	1,291,582,500
Cemig interest %	45.00%	45.00%	45.00%
Share capital	R$ 1,291	R$ 1,291	R$ 1,291
Equity	R$ 1,858	R$ 1,973	R$ 2,949
Subsidiaries and jointly-controlled entities [member] | Central Eolica Praias de Parajuru SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Central Eólica Praias de Parajuru
Number of shares	70,560,000
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 71	R$ 71	R$ 71
Equity	R$ 89	R$ 89	R$ 129
Subsidiaries and jointly-controlled entities [member] | Central Eolica Volta do Rio SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Central Eólica Volta do Rio
Number of shares	117,230,000
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 117	R$ 117	R$ 117
Equity	R$ 116	R$ 137	R$ 174
Subsidiaries and jointly-controlled entities [member] | Central Eolica Praias de Morgado [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Central Eólica Praias de Morgado
Number of shares	52,960,000
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 53	R$ 53	R$ 53
Equity	R$ 54	R$ 65	R$ 127
Subsidiaries and jointly-controlled entities [member] | Amazonia energia participacoes S A [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Amazônia Energia (Belo Monte Plant)
Number of shares	1,229,600,123
Cemig interest %	74.50%	74.50%	74.50%
Share capital	R$ 1,230	R$ 1,116	R$ 723
Equity	R$ 1,163	R$ 1,048	R$ 665
Subsidiaries and jointly-controlled entities [member] | Usina Hidreletrica Itaocara SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Usina Hidrelétrica Itaocara S.A.
Number of shares	11,102,420
Cemig interest %	49.00%	49.00%
Share capital	R$ 11	R$ 6
Equity	R$ 8	R$ 6
Subsidiaries and jointly-controlled entities [member] | Cemig Distribuicao [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Distribuição
Number of shares	2,359,113,452
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 2,772	R$ 2,362	R$ 2,362
Equity	R$ 3,737	R$ 2,500	R$ 2,696
Subsidiaries and jointly-controlled entities [member] | Light SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Light
Number of shares	203,934,060
Cemig interest %	26.06%	26.06%	26.06%
Share capital	R$ 2,226	R$ 2,226	R$ 2,226
Equity	R$ 3,462	R$ 3,354	R$ 4,558
Subsidiaries and jointly-controlled entities [member] | Cemig Telecom [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	CemigTelecom
Number of shares	448,340,822
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 292	R$ 242	R$ 225
Equity	R$ 247	R$ 192	R$ 169
Subsidiaries and jointly-controlled entities [member] | Rosal Energia SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Rosal Energia
Number of shares	46,944,467
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 47	R$ 47	R$ 47
Equity	R$ 107	R$ 141	R$ 122
Subsidiaries and jointly-controlled entities [member] | Sa Carvalho S A [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Sá Carvalho
Number of shares	361,200,000
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 37	R$ 37	R$ 37
Equity	R$ 103	R$ 106	R$ 103
Subsidiaries and jointly-controlled entities [member] | Companhiade Gasde Minas Gerais [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Gasmig
Number of shares	409,255,483
Cemig interest %	99.57%	99.57%	99.57%
Share capital	R$ 665	R$ 665	R$ 665
Equity	R$ 1,224	R$ 1,426	R$ 1,408
Subsidiaries and jointly-controlled entities [member] | Horizontes Energia SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Horizontes Energia
Number of shares	39,257,563
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 39	R$ 39	R$ 64
Equity	R$ 53	R$ 52	R$ 71
Subsidiaries and jointly-controlled entities [member] | Usina Termica Ipatinga [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Usina Térmica Ipatinga
Number of shares	174,281
Cemig interest %	100.00%	100.00%	100.00%
Equity	R$ 5	R$ 4	R$ 4
Subsidiaries and jointly-controlled entities [member] | Cemig PCH SA [Member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig PCH
Number of shares	35,952,000
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 36	R$ 36	R$ 36
Equity	R$ 97	R$ 92	R$ 85
Subsidiaries and jointly-controlled entities [member] | Lepsa [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Lepsa
Number of shares	1,379,839,905
Cemig interest %	100.00%	66.62%
Share capital	R$ 406	R$ 438
Equity	R$ 456	R$ 443
Subsidiaries and jointly-controlled entities [member] | Rio Minas Energia Participacoes SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	RME
Number of shares	1,365,421,406
Cemig interest %	75.00%	66.27%
Share capital	R$ 403	R$ 434
Equity	R$ 453	R$ 440
Subsidiaries and jointly-controlled entities [member] | Companhia Transleste de Transmissao [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Companhia Transleste de Transmissão
Number of shares	49,569,000
Cemig interest %		25.00%	25.00%
Share capital	R$ 50	R$ 50	R$ 50
Equity		R$ 81	R$ 73
Subsidiaries and jointly-controlled entities [member] | UTE Barreiro SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	UTE Barreiro
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 17	R$ 31	R$ 31
Equity	R$ 18	R$ 39	R$ 30
Subsidiaries and jointly-controlled entities [member] | Companhia Transudeste de Transmissao [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Companhia Transudeste de Transmissão
Number of shares	30,000,000
Cemig interest %		24.00%	24.00%
Share capital	R$ 30	R$ 30	R$ 30
Equity		R$ 85	R$ 73
Subsidiaries and jointly-controlled entities [member] | Empresa de Comercializacao de Energia Eletrica [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Empresa de Comercialização de Energia Elétrica
Number of shares	486,000
Cemig interest %	100.00%	100.00%	100.00%
Equity	R$ 18	R$ 20	R$ 9
Subsidiaries and jointly-controlled entities [member] | Companhia Transirape de Transmissao [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Companhia Transirapé de Transmissão
Number of shares	22,340,490
Cemig interest %		24.50%	24.50%
Share capital	R$ 22	R$ 22	R$ 22
Equity		R$ 98	R$ 79
Subsidiaries and jointly-controlled entities [member] | Transchile Charrua Transmision SA [Member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Cemig interest %			49.00%
Share capital			R$ 237
Equity			R$ 221
Subsidiaries and jointly-controlled entities [member] | Efficientia SA [Member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Efficientia
Number of shares	6,051,994
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 6	R$ 6	R$ 6
Equity	R$ 7	R$ 5	R$ 6
Subsidiaries and jointly-controlled entities [member] | Cemig Comercializadora de Energia Incentivada [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Comercializadora de Energia Incentivada
Number of shares	1,000,000
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 1	R$ 1	R$ 5
Equity	R$ 2	R$ 2	R$ 6
Subsidiaries and jointly-controlled entities [member] | Companhia de Transmissao Centroeste de Minas [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Companhia de Transmissão Centroeste de Minas
Number of shares	28,000,000
Cemig interest %	51.00%	51.00%	51.00%
Share capital	R$ 28	R$ 28	R$ 28
Equity	R$ 40	R$ 42	R$ 34
Subsidiaries and jointly-controlled entities [member] | Cemig Trading SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Cemig Trading
Number of shares	1,000,000
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 1	R$ 1
Equity	R$ 29	R$ 29	R$ 30
Subsidiaries and jointly-controlled entities [member] | Axxiom solucoesTecnologicas S.A. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Axxiom Soluções Tecnológicas
Number of shares	17,200,000
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 47	R$ 47	R$ 47
Equity	R$ 24	R$ 39	R$ 49
Subsidiaries and jointly-controlled entities [member] | Parati [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Parati
Number of shares	1,432,910,602
Cemig interest %			25.00%
Share capital			R$ 1,433
Equity			R$ 1,431
Subsidiaries and jointly-controlled entities [member] | Transmissora Alianca de Energia Eletrica S.A. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Name of subsidiary	Taesa
Number of shares	1,033,496,721
Cemig interest %	21.68%	31.54%	43.36%
Share capital	R$ 3,042	R$ 3,042	R$ 3,042
Equity	R$ 4,347	R$ 4,308	R$ 5,171